UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     09/30/2012

Check here if Amendment: [  ]; Amendment Number:

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Empire Capital Management, LLC
Address:  1 Gorham Island, Suite 201
          Westport, CT 06880

Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod               Westport, CT          11/14/2012
-----------------------            --------------        -------------
     [Signature]                    [City, State]          [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:                  NONE

Form 13F Information Table Entry Total:               34

Form 13F Information Table Value Total:         $675,705
                                               (thousands)



List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
ITEM 1                            ITEM 2            ITEM 3     ITEM 4       ITEM 5            ITEM 6      ITEM 7   ITEM 8
                                                                                              INVESTMENT           VOTING
                                                                            SHARES            DISCRETION           AUTHORITY
NAME                              TITLE                        FAIR         OR                SOLE                 SOLE
OF                                OF                           MARKET       PRINCIPAL   SH    SHARED               SHARED
ISSUER                            CLASS             CUSIP      VALUE        AMOUNT      PRN   OTHER       MANAGER  OTHER

APPLIED MICRO CIRCUITS CORP       COM NEW           03822W406   19,228,000   3,800,000  SH    SOLE        FINE     SOLE
ARM HOLDINGS PLC                  SPN ADR           042068106   19,586,000     700,000  SH    SOLE        FINE     SOLE
BROADCOM CORP                     CL A              111320107   34,570,000   1,000,000  SH    SOLE        FINE     SOLE
BAZAARVOICE INC -- CALL OPTION    COM               073271108    2,500,000     165,000  CALL  SOLE        FINE
BAZAARVOICE INC -- CALL OPTION    COM               073271108      758,000      50,000  CALL  SOLE        FINE
BAZAARVOICE INC -- CALL OPTION    COM               073271108      758,000      50,000  CALL  SOLE        FINE
BAZAARVOICE INC                   COM               073271108   42,041,000   2,775,000  SH    SOLE        FINE     SOLE
SALESFORCE.COM INC                COM               79466L302   29,011,000     190,000  SH    SOLE        FINE     SOLE
CITRIX SYSTEMS INC                COM               177376100   26,785,000     350,000  SH    SOLE        FINE     SOLE
EQUINIX INC                       COM NEW           29444U502   18,545,000      90,000  SH    SOLE        FINE     SOLE
FORTINET INC                      COM               34959E109   33,165,000   1,375,000  SH    SOLE        FINE     SOLE
GIGOPTIX INC                      COM               37517Y103      784,000     410,224  SH    SOLE        FINE     SOLE
CLAYMORE EXCHANGE TRD FD TR       GUGG CHN SML CAP  18383Q853    3,952,000     200,000  SH    SOLE        FINE     SOLE
JIVE SOFTWARE INC                 COM               47760A108   26,000,000   1,655,000  SH    SOLE        FINE     SOLE
KEYNOTE SYSTEMS INC               COM               493308100   36,996,000   2,555,000  SH    SOLE        FINE     SOLE
LINKEDIN CORP                     COM CL A          53578A108   62,006,000     515,000  SH    SOLE        FINE     SOLE
LSI CORP                          COM               502161102   38,005,000   5,500,000  SH    SOLE        FINE     SOLE
LSI CORP -- CALL OPTION           COM               502161102   27,640,000   4,000,000  CALL  SOLE        FINE
RESPONSYS INC                     COM               761248103    7,673,000     750,000  SH    SOLE        FINE     SOLE
MICROSTRATEGY INC -- CALL OPTION  CL A NEW          597972408   26,814,000     200,000  CALL  SOLE        FINE
MICROSTRATEGY INC                 CL A NEW          594972408   21,384,000     159,500  SH    SOLE        FINE     SOLE
UNIVERSAL DISPLAY CORP            COM               91347P105   10,127,000     295,000  SH    SOLE        FINE     SOLE
POWERWAVE TECHNOLOGIES INC        COM NEW           739363307    1,717,000   2,815,527  SH    SOLE        FINE     SOLE
QUALCOMM INC                      COM               747525103   20,603,000     329,800  SH    SOLE        FINE     SOLE
RED HAT INC                       COM               756577102   18,221,000     320,000  SH    SOLE        FINE     SOLE
REALPAGE INC                      COM               75606N109    9,040,000     400,000  SH    SOLE        FINE     SOLE
RIVERBED INC -- CALL OPTION       COM               768573107   11,640,000     500,000  CALL  SOLE        FINE
SATCON TECHNOLOGY CORP            COM NEW           803893403      798,000     725,000  SH    SOLE        FINE     SOLE
SONUS NETWORKS INC                COM               835916107   69,557,000  36,900,000  SH    SOLE        FINE     SOLE
SPLUNK INC                        COM               848637104    3,672,000     100,000  SH    SOLE        FINE     SOLE
TIBCO SOFTWARE INC                COM               88632Q103    3,023,000     100,000  SH    SOLE        FINE     SOLE
TIVO INC -- CALL OPTION           COM               888706108   18,357,000   1,760,000  CALL  SOLE        FINE
TIVO INC                          COM               888706108   23,102,000   2,215,000  SH    SOLE        FINE     SOLE
BARCLAYS BK PLC                   IPTH S&P VIX NEX  06740C261    7,650,000     212,500  SH    SOLE        FINE     SOLE



                                                               675,705,000


ENTRY TOTAL                                     34
TABLE VALUE IN THOUSANDS                   675,705
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